SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 02, 2021	Jun. 01, 2020	Dec. 27, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercise price			$ 0.50	$ 0.50
Unrecognized compensation costs	$ 11,114,097
Unrecognized compensation cost amortization period		1 year 11 months 26 days
Series A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercise price					$ 0.50
Class A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercise price			$ 0.50	0.50
Shun Chih Chuang [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued for services	505,000
Michael A Littman [Member] | Class A Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercise price				0.50
Michael A Littman [Member] | Class B Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercise price				$ 1.00